UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                 Form N-23c-3
                       Notification of Repurchase Offer

                   Pursuant to Rule 23c-3 [17 CFR 270.23c-3]


-------------------------------------------------------------------------------
1. Investment Company Act File Number                      Date of Notification

      811-10473                                             August 15, 2005
-------------------------------------------------------------------------------
2. Exact name of investment company as specified in registration statement:

      Advantage Advisers Multi-Sector Fund I
-------------------------------------------------------------------------------
3. Address of principal executive office: (number, street, city, state, zip code)

      200 Park Avenue, 24 Floor New York, NY 10166
-------------------------------------------------------------------------------
4. Check one of the following:

A. [x] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

-------------------------------------------------------------------------------


                                     By:  /s/ Bryan McKigney
                                          --------------------------------
                                                            (Name)
                                          Bryan McKigney
                                          Chief Executive Officer and President
                                          -------------------------------------
                                                            (Title)